Supplement to the
Fidelity Advisor® Emerging Markets Income Fund, Fidelity Advisor® Mid Cap II Fund and Fidelity Advisor® New Insights Fund
Class A, Class T, Class C, Class I and Class Z
March 1, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ACOM12B-17-01 1.863512.111	March 1, 2017

Supplement to the
Fidelity Advisor® Mid Cap II Fund
Class A, Class T, Class C, Class I and Class Z
March 1, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AMP-17-01 1.808163.123	March 1, 2017